Salaries and welfare charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Salaries and welfare charges
Salaries	R$ 30,551	R$ 31,342
Accrued vacation and charges	107,801	83,750
Bonus	64,815	72,810
Withholding income tax	29,267	20,604
Payroll charges (social contributions)	15,168	18,124
Others	12,554	7,543
Total	R$ 260,156	R$ 234,173